Income tax expense (Tables)	6 Months Ended
Dec. 31, 2025
Income tax expense [Abstract]
Reconciliation of Income Tax Expense

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(4,070)	(9,554)

Tax at the statutory tax rate of 30%	(1,221)	(2,866)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Differences in tax rates	129	273
Non-deductible expenses	337	1,162
Foreign exchange and other translation adjustments	81	(38)
Additional tax-deductible expenditure	(25)	(4)
Unrecognised tax losses relating to current period	699	1,473

Income tax expense	-	-

Deferred Tax

	31-Dec-25	30-Jun-25
	$'000	$'000

Deferred tax relates to the following:
Foreign exchange gain/loss	(1,326)	(1,406)
Losses available for offsetting against future taxable income	1,326	1,406

Net deferred tax asset	-	-

Unrecognized Deferred Tax Assets
	31-Dec-25	30-Jun-25
	$'000	$'000

Total tax losses	49,227	50,563
Tax losses utilised	(4,419)	(4,688)

	44,808	45,875

Non-recognized Tax Losses

	Jurisdiction
Revenue losses	Australia $'000	USA $'000	Canada $'000	Total $'000

Balance at 1 July 2025	11,707	29,046	327	41,080
Movement during the period	(879)	(175)	(5)	(1,059)

Balance at 31 December 2025	10,828	28,871	322	40,021

	Jurisdiction
Capital losses	Australia $'000	USA $'000	Canada $'000	Total $'000

Balance at 1 July 2025	4,795	-	-	4,795
Movement during the period	(8)	-	-	(8)

Balance at 31 December 2025	4,787	-	-	4,787

Total revenue and capital losses not recognised	15,615	28,871	322	44,808